Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,275,100	$ 6,394,791
Containers, accumulated depreciation	(2,092,858)	(2,029,667)
Containers, net book value	4,182,242	4,365,124
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,258,690	6,378,374
Containers, accumulated depreciation	(2,090,449)	(2,027,743)
Containers, net book value	4,168,241	4,350,631
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,410	16,417
Containers, accumulated depreciation	(2,409)	(1,924)
Containers, net book value	$ 14,001	$ 14,493